Segment Information - Information by Segment on Current Cost of Supplies Basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue	$ 180,543	$ 344,877	$ 388,379
Share of profit/(loss) of joint ventures and associates (CCS basis)	1,842	3,588	4,121
Total	869	3,625	4,071
Interest income	679	899	772
Net gains on sale and revaluation of non-current assets and businesses	286	2,519	3,265
Other	(96)	207	34
Production and manufacturing expenses	24,001	26,438	26,970
Selling, distribution and administrative expenses	9,881	10,493	11,360
Research and development	907	962	986
Exploration	1,747	2,354	1,340
Depreciation, depletion and amortisation charge, of which:	52,444	28,701	22,135
Interest expense	4,089	4,690	3,745
Taxation (credit)/charge (CCS basis)	(4,848)	8,859	11,831
Other revenue	10,008	3,760	3,348
Reduction in revenue due to contracts classified as held for trading, reported on a net basis	46,289
Impairment losses on property, plant and equipment	26,676	3,639	1,515
Impairment losses on intangible assets	787	143	181
Purchase contract
Disclosure of operating segments [line items]
Reversal of losses on purchase contracts	539
Sales contract
Disclosure of operating segments [line items]
Reversal of gains on sales contracts	1,136
CCS earnings
Disclosure of operating segments [line items]
Taxation (credit)/charge (CCS basis)	585	(194)	116
CCS earnings	(19,701)	15,827	24,364
Operating segments
Disclosure of operating segments [line items]
Third-party and inter-segment purchases (CCS basis)	148,771	305,517	351,473
Production and manufacturing expenses	24,001	26,438	26,970
Selling, distribution and administrative expenses	9,881	10,493	11,360
Research and development	907	962	986
Exploration	1,747	2,354	1,340
Depreciation, depletion and amortisation charge, of which:	52,444	28,701	22,135
Impairment losses	27,463	3,782	1,696
Impairment reversals		(190)	(1,265)
Interest expense	4,089	4,690	3,745
Inter-segment
Disclosure of operating segments [line items]
Revenue	34,037	51,751	57,633
Integrated Gas
Disclosure of operating segments [line items]
Revenue	33,287	41,322	43,764
Share of profit/(loss) of joint ventures and associates (CCS basis)	562	1,791	2,273
Total	14	263	2,230
Interest income	6	0	0
Net gains on sale and revaluation of non-current assets and businesses	218	282	2,231
Other	(210)	(19)	(1)
Taxation (credit)/charge (CCS basis)	(2,507)	2,242	2,795
Impairment losses on intangible assets	472
Integrated Gas | CCS earnings
Disclosure of operating segments [line items]
CCS earnings	(6,278)	8,628	11,444
Integrated Gas | Operating segments
Disclosure of operating segments [line items]
Third-party and inter-segment purchases (CCS basis)	21,112	23,498	27,775
Production and manufacturing expenses	5,723	5,768	5,370
Selling, distribution and administrative expenses	729	716	458
Research and development	103	181	186
Exploration	611	281	208
Depreciation, depletion and amortisation charge, of which:	17,704	6,238	4,850
Impairment losses	12,221	579	200
Impairment reversals		0	0
Interest expense	76	104	212
Integrated Gas | Inter-segment
Disclosure of operating segments [line items]
Revenue	3,410	4,280	5,031
Upstream
Disclosure of operating segments [line items]
Revenue	6,767	9,482	9,459
Share of profit/(loss) of joint ventures and associates (CCS basis)	(7)	379	285
Total	542	2,180	605
Interest income	56	0	0
Net gains on sale and revaluation of non-current assets and businesses	55	1,888	717
Other	431	292	(112)
Taxation (credit)/charge (CCS basis)	(467)	5,878	8,756
Upstream | CCS earnings
Disclosure of operating segments [line items]
CCS earnings	(10,785)	3,855	6,490
Upstream | Operating segments
Disclosure of operating segments [line items]
Third-party and inter-segment purchases (CCS basis)	4,505	6,982	5,948
Production and manufacturing expenses	10,521	11,102	11,169
Selling, distribution and administrative expenses	(23)	29	29
Research and development	486	450	493
Exploration	1,136	2,073	1,132
Depreciation, depletion and amortisation charge, of which:	23,119	16,881	12,871
Impairment losses	8,697	2,576	1,065
Impairment reversals		0	(1,265)
Interest expense	374	526	586
Upstream | Inter-segment
Disclosure of operating segments [line items]
Revenue	21,564	35,735	37,125
Oil Products
Disclosure of operating segments [line items]
Revenue	128,717	280,460	316,409
Share of profit/(loss) of joint ventures and associates (CCS basis)	988	1,179	1,101
Total	(93)	273	393
Interest income	28	0	0
Net gains on sale and revaluation of non-current assets and businesses	(9)	305	350
Other	(112)	(32)	43
Taxation (credit)/charge (CCS basis)	(898)	1,319	1,211
Oil Products | CCS earnings
Disclosure of operating segments [line items]
CCS earnings	(494)	6,139	6,025
Oil Products | Operating segments
Disclosure of operating segments [line items]
Third-party and inter-segment purchases (CCS basis)	113,177	262,004	300,417
Production and manufacturing expenses	5,942	7,536	8,226
Selling, distribution and administrative expenses	7,360	7,976	9,183
Research and development	209	219	205
Exploration	0	0	0
Depreciation, depletion and amortisation charge, of which:	10,473	4,461	3,165
Impairment losses	6,531	622	346
Impairment reversals		(190)	0
Interest expense	56	77	84
Oil Products | Inter-segment
Disclosure of operating segments [line items]
Revenue	6,213	7,819	10,613
Chemicals
Disclosure of operating segments [line items]
Revenue	11,721	13,568	18,704
Share of profit/(loss) of joint ventures and associates (CCS basis)	567	546	684
Total	0	(7)	(53)
Interest income	0	0	0
Net gains on sale and revaluation of non-current assets and businesses	(2)	(8)	(53)
Other	2	1	0
Taxation (credit)/charge (CCS basis)	7	(2)	339
Chemicals | CCS earnings
Disclosure of operating segments [line items]
CCS earnings	808	478	1,884
Chemicals | Operating segments
Disclosure of operating segments [line items]
Third-party and inter-segment purchases (CCS basis)	9,969	13,039	17,332
Production and manufacturing expenses	1,787	1,995	2,362
Selling, distribution and administrative expenses	1,339	1,323	1,130
Research and development	109	112	102
Exploration	0	0	0
Depreciation, depletion and amortisation charge, of which:	1,116	1,074	1,034
Impairment losses	5	5	78
Impairment reversals		0	0
Interest expense	3	5	16
Chemicals | Inter-segment
Disclosure of operating segments [line items]
Revenue	2,850	3,917	4,864
Corporate
Disclosure of operating segments [line items]
Revenue	51	45	43
Share of profit/(loss) of joint ventures and associates (CCS basis)	(268)	(307)	(222)
Total	406	916	896
Interest income	589	899	772
Net gains on sale and revaluation of non-current assets and businesses	24	52	20
Other	(207)	(35)	104
Taxation (credit)/charge (CCS basis)	(983)	(578)	(1,270)
Corporate | CCS earnings
Disclosure of operating segments [line items]
CCS earnings	(2,952)	(3,273)	(1,479)
Corporate | Operating segments
Disclosure of operating segments [line items]
Third-party and inter-segment purchases (CCS basis)	8	(6)	1
Production and manufacturing expenses	28	37	(157)
Selling, distribution and administrative expenses	476	449	560
Research and development	0	0	0
Exploration	0	0	0
Depreciation, depletion and amortisation charge, of which:	32	47	215
Impairment losses	9	0	7
Impairment reversals		0	0
Interest expense	3,580	3,978	2,847
Corporate | Inter-segment
Disclosure of operating segments [line items]
Revenue	$ 0	$ 0	$ 0